Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Schedule of operating segments
Consolidated statement of financial position

(in thousands of USD)	December 31, 2021				December 31, 2020
ASSETS	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Vessels	2,975,392	105,350	(112,955)	2,967,787	2,875,348	115,248	(125,288)	2,865,308
Assets under construction	181,293	—	—	181,293	207,069	—	—	207,069
Right-of-use assets	29,001	—	—	29,001	52,955	—	—	52,955
Other tangible assets	1,218	—	—	1,218	1,759	—	—	1,759
Intangible assets	186	—	—	186	161	—	—	161
Receivables	46,251	—	9,388	55,639	46,419	—	8,635	55,054
Investments in equity accounted investees	4,653	—	67,793	72,446	2,822	—	48,881	51,703
Deferred tax assets	1,546	—	—	1,546	1,357	—	—	1,357

Total non-current assets	3,239,540	105,350	(35,774)	3,309,116	3,187,890	115,248	(67,772)	3,235,366

Total current assets	459,864	10,478	(10,935)	459,407	453,009	10,182	(11,318)	451,873

TOTAL ASSETS	3,699,404	115,828	(46,709)	3,768,523	3,640,899	125,430	(79,090)	3,687,239

EQUITY and LIABILITIES

Total equity	1,891,483	69,099	—	1,960,582	2,264,271	47,515	—	2,311,786

Bank and other loans	1,175,835	11,465	(11,465)	1,175,835	836,318	36,237	(36,237)	836,318
Other notes	196,895	—	—	196,895	198,279	—	—	198,279
Other borrowings	86,198	—	—	86,198	100,056	—	—	100,056
Lease liabilities	16,759	—	—	16,759	21,172	—	—	21,172
Other payables	3,490	—	—	3,490	6,893	242	(242)	6,893
Deferred tax liabilities	—	10,535	(10,535)	—	—	11,525	(11,525)	—
Employee benefits	6,839	—	—	6,839	7,987	—	—	7,987
Provisions	892	—	—	892	1,154	—	—	1,154

Total non-current liabilities	1,486,908	22,000	(22,000)	1,486,908	1,171,859	48,004	(48,004)	1,171,859

Total current liabilities	321,013	24,729	(24,709)	321,033	204,769	29,911	(31,086)	203,594

TOTAL EQUITY and LIABILITIES	3,699,404	115,828	(46,709)	3,768,523	3,640,899	125,430	(79,090)	3,687,239

Consolidated statement of profit or loss

(in thousands of USD)	2021				2020 (revised)*				2019 (revised)*
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers *	FSO	Less: Equity-accounted investees	Total *	Tankers *°	FSO °	Less: Equity-accounted investees °	Total *
Shipping income
Revenue	422,649	50,132	(53,011)	419,770	1,220,843	49,949	(60,451)	1,210,341	916,157	49,461	(50,907)	914,711
Gains on disposal of vessels/other tangible assets	15,068	—	—	15,068	23,107	—	(379)	22,728	14,879	—	—	14,879
Other operating income	10,111	2,356	(2,212)	10,255	9,907	2,577	(2,372)	10,112	10,075	3,351	(3,332)	10,094
Total shipping income	447,828	52,488	(55,223)	445,093	1,253,857	52,526	(63,202)	1,243,181	941,111	52,812	(54,239)	939,684

Operating expenses
Voyage expenses and commissions	(122,374)	—	3,566	(118,808)	(129,833)	—	4,403	(125,430)	(145,047)	2	364	(144,681)
Vessel operating expenses	(222,087)	(12,381)	13,762	(220,706)	(221,245)	(12,014)	14,869	(218,390)	(218,719)	(12,657)	12,872	(218,504)
Charter hire expenses	(6,775)	—	(2,975)	(9,750)	(5,410)	—	(2,544)	(7,954)	(604)	—	—	(604)
Losses on disposal of vessels/other tangible assets	—	—	—	—	(1)	—	—	(1)	(75)	—	—	(75)
Depreciation tangible assets	(347,338)	(9,899)	12,333	(344,904)	(323,216)	(16,710)	20,274	(319,652)	(338,036)	(18,071)	18,461	(337,646)
Depreciation intangible assets	(90)	—	—	(90)	(99)	—	—	(99)	(56)	—	—	(56)
General and administrative expenses	(32,441)	(330)	363	(32,408)	(37,441)	(560)	668	(37,333)	(42,583)	(283)	351	(42,515)
Total operating expenses	(731,105)	(22,610)	27,049	(726,666)	(717,245)	(29,284)	37,670	(708,859)	(745,120)	(31,009)	32,048	(744,081)

RESULT FROM OPERATING ACTIVITIES	(283,277)	29,878	(28,174)	(281,573)	536,612	23,242	(25,532)	534,322	195,991	21,803	(22,191)	195,603

Finance income	14,050	—	884	14,934	20,045	21	1,430	21,496	20,399	147	26	20,572
Finance expenses	(95,626)	(1,971)	2,056	(95,541)	(91,645)	(3,295)	3,387	(91,553)	(119,809)	(4,558)	4,564	(119,803)
Net finance expenses	(81,576)	(1,971)	2,940	(80,607)	(71,600)	(3,274)	4,817	(70,057)	(99,410)	(4,411)	4,590	(99,231)

Share of profit (loss) of equity accounted investees (net of income tax)	380	—	22,596	22,976	467	—	10,450	10,917	440	—	16,020	16,460

Profit (loss) before income tax	(364,473)	27,907	(2,638)	(339,204)	465,479	19,968	(10,265)	475,182	97,021	17,392	(1,581)	112,832

Income tax expense	427	(2,638)	2,638	427	(1,944)	(10,265)	10,265	(1,944)	(602)	(1,581)	1,581	(602)

Profit (loss) for the period	(364,046)	25,269	—	(338,777)	463,535	9,703	—	473,238	96,418	15,812	—	112,230

Attributable to:
Owners of the company	(364,046)	25,269	—	(338,777)	463,535	9,703	—	473,238	96,418	15,812	—	112,230
Summarized consolidated statement of cash flows

(in thousands of USD)	2021				2020				2019
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers °	FSO °	Less: Equity-accounted investees °	Total
Net cash from (used in) operating activities	(32,132)	35,532	(28,705)	(25,305)	958,798	36,328	(25,341)	969,785	259,109	41,278	(28,396)	271,991
Net cash from (used in) investing activities	(351,767)	—	(1,479)	(353,246)	(110,314)	—	(6,792)	(117,106)	44,211	—	(461)	43,750
Net cash from (used in) financing activities	(378,528)	(35,259)	787,680	373,893	(995,151)	(36,503)	31,953	(999,701)	(178,587)	(41,491)	28,891	(191,187)

Capital expenditure	(413,319)	—	—	(413,319)	(226,663)	—	1,253	(225,410)	(30,173)	—	22,120	(8,053)

° The Group initially applied IFRS 16 at January 1, 2019, which requires the recognition of right-of-use assets and lease liabilities for lease contracts that were previously classified as operating leases. As a result, the Group recognized $87.6 million of right-of-use assets and $105.3 million of liabilities from those lease contracts. The assets and liabilities are included in the Tankers and FSO segments as from December, 31, 2019 onwards. The Group has applied IFRS 16 using the modified retrospective approach, under which comparative information is not restated (see Note 1.19).

* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. Please refer to Note 1.6 for further details.